Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	December 31, 2024	December 31, 2023

Cash	$830,788	$539,536
Short-term deposits	26,009	937
	$856,797	$540,473